Allowance for expected credit losses - Disclosure of movement in expected credit loss allowance (Details) - Allowance for expected credit losses - Total ECL - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	£ 3,228	£ 3,402	£ 3,481
Write-offs and other £m	(672)	(527)	(521)
Income statement charge (credit) £m	616	353	442
Net ECL increase (decrease) £m	(56)	(174)	(79)
Closing ECL	3,172	3,228	3,402
UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	731	709	852
Write-offs and other £m	(101)	(51)	(10)
Income statement charge (credit) £m	39	73	(133)
Net ECL increase (decrease) £m	(62)	22	(143)
Closing ECL	669	731	709
Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	603	659	674
Write-offs and other £m	(222)	(177)	(215)
Income statement charge (credit) £m	264	121	200
Net ECL increase (decrease) £m	42	(56)	(15)
Closing ECL	645	603	659
Other Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	991	1,010	950
Write-offs and other £m	(271)	(217)	(215)
Income statement charge (credit) £m	262	198	275
Net ECL increase (decrease) £m	(9)	(19)	60
Closing ECL	982	991	1,010
Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	2,325	2,378	2,476
Write-offs and other £m	(594)	(445)	(440)
Income statement charge (credit) £m	565	392	342
Net ECL increase (decrease) £m	(29)	(53)	(98)
Closing ECL	2,296	2,325	2,378
Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	888	1,009	989
Write-offs and other £m	(78)	(81)	(80)
Income statement charge (credit) £m	51	(40)	100
Net ECL increase (decrease) £m	(27)	(121)	20
Closing ECL	861	888	1,009
Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	15	15	16
Write-offs and other £m	0	(1)	(1)
Income statement charge (credit) £m	0	1	0
Net ECL increase (decrease) £m	0	0	(1)
Closing ECL	£ 15	£ 15	£ 15